Earnings per share (Tables)	12 Months Ended
Jun. 30, 2025
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Summary of Earnings Per Share

	2025	2024	2023
Earnings attributable to BHP shareholders (US$M)	9,019	7,897	12,921
Weighted average number of shares (Million)
- Basic	5,073	5,068	5,064
- Diluted	5,083	5,077	5,073
Earnings per ordinary share (US cents)
- Basic	177.8	155.8	255.2
- Diluted	177.4	155.5	254.7
Headline earnings per ordinary share (US cents)
- Basic	182.4	195.9	256.1
- Diluted	182.0	195.6	255.7

Summary of Reconciliation of Earnings Attributable to Ordinary Shareholders
Headline earnings is a Johannesburg Stock Exchange defined performance measure and is reconciled from earnings attributable to ordinary shareholders as follows:

	2025	2024	2023
	US$M	US$M	US$M
Earnings attributable to BHP shareholders	9,019	7,897	12,921
Adjusted for:
(Gain)/loss on sales of property, plant and equipment, intangibles and investments	(3)	(29)	(9)
Impairments of property, plant and equipment and intangibles net of reversals	154	3,905	75
Loss/(gain) on disposal of subsidiaries and operations	117	(915)	–
Tax effect of above adjustments	(34)	(928)	(17)

Subtotal of adjustments	234	2,033	49

Headline earnings	9,253	9,930	12,970

Diluted headline earnings	9,253	9,930	12,970